                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                  Simon D. Collier, Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                        Date of fiscal year end: June 30

           Date of reporting period: January 1, 2008 - March 31, 2008

Item 1. Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 Shares   Security Description                                          Value
--------------------------------------------------------------------------------
COMMON STOCK - 70.2%
CONSUMER DISCRETIONARY - 15.1%
    200   Alliance Data Systems Corp. (a)                           $      9,502
 24,900   Andersons, Inc.                                              1,110,789
 15,554   Apollo Group, Inc., Class A (a)                                671,933
 14,950   Career Education Corp. (a)                                     190,164
 57,100   Comcast Corp., Class A                                       1,104,314
  4,000   Costco Wholesale Corp.                                         259,880
 31,050   CVS Caremark Corp.                                           1,257,836
  4,594   Discovery Holding Co., Class A (a)                              97,485
 14,800   D.R. Horton, Inc.                                              233,100
 25,100   Family Dollar Stores, Inc.                                     489,450
  8,000   FirstService Corp. (a)                                         173,360
 33,887   Gruma S.A.B. de C.V., ADR                                      324,976
 18,250   Home Depot, Inc.                                               510,453
 55,870   Interpublic Group of Cos., Inc. (a)                            469,867
  7,600   ITT Educational Services, Inc. (a)                             349,068
 77,010   Lincoln Educational Services Corp. (a)                         924,120
 28,000   Lowe's Cos., Inc.                                              642,320
  5,012   MAXIMUS, Inc.                                                  183,991
  5,000   McDonald's Corp.                                               278,850
 23,100   Nike, Inc., Class B                                          1,570,800
  1,500   Office Depot, Inc. (a)                                          16,575
 15,250   Sally Beauty Holdings, Inc. (a)                                105,225
  7,400   Signet Group plc, ADR                                           91,020
 12,004   Tesco plc, ADR                                                 271,268
 46,500   Time Warner, Inc.                                              651,930
  9,000   Unilever NV                                                    303,570
 42,406   Universal Technical Institute, Inc. (a)                        497,422
 14,990   Value Line, Inc.                                               688,041
 50,850   Wal-Mart Stores, Inc.                                        2,678,778
  8,600   Yum! Brands, Inc.                                              320,006
                                                                    ------------
                                                                      16,476,093
                                                                    ------------
CONSUMER STAPLES - 12.0%
  8,000   Alaska Air Group, Inc. (a)                                     156,960
337,800   Alliance One International, Inc. (a)                         2,040,312
 35,150   Altria Group, Inc.                                             780,330
 14,300   Anheuser-Busch Cos., Inc.                                      678,535
 30,600   Coca-Cola Co.                                                1,862,622
  7,282   Columbia Sportswear Co.                                        320,627
 16,800   Diageo plc, ADR                                              1,366,176
  7,600   Helen of Troy, Ltd. (a)                                        127,452
 32,468   Kraft Foods, Inc.                                            1,006,833
 10,750   Kroger Co.                                                     273,050
  8,760   National Beverage Corp.                                         67,189
  2,000   Nestle SA, ADR                                                 250,872
  3,000   Paychex, Inc.                                                  102,780

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------
 35,150   Philip Morris International (a)                              1,777,887
 11,450   Safeway, Inc.                                                  336,057
  1,650   UST, Inc.                                                       89,958
 91,270   Western Union Co.                                            1,941,313
                                                                    ------------
                                                                      13,178,953
                                                                    ------------
ENERGY - 2.5%
 16,750   Chevron Corp.                                                1,429,780
  5,000   ConocoPhillips                                                 381,050
    100   Consol Energy, Inc.                                              6,919
  1,200   Gazpromneft OAO, ADR                                            36,000
    800   LUKOIL, ADR                                                     68,400
     10   Patriot Coal Corp. (a)                                             470
    100   Peabody Energy Corp.                                             5,100
    250   PetroChina Co., Ltd., ADR                                       31,327
  3,900   Petroleo Brasileiro SA, ADR                                    398,229
  3,475   Spectra Energy Corp.                                            79,056
    550   Surgutneftegaz, ADR                                             27,500
  8,800   Willbros Group, Inc. (a)                                       269,280
                                                                    ------------
                                                                       2,733,111
                                                                    ------------
FINANCIALS - 13.1%
  3,200   American Express Co.                                           139,904
 28,550   American International Group, Inc.                           1,234,788
  1,280   Ameriprise Financial, Inc.                                      66,368
 33,233   Bank of America Corp.                                        1,259,863
    413   Berkshire Hathaway, Inc., Class B (a)                        1,847,308
 47,393   Citigroup, Inc.                                              1,015,158
  2,500   Discover Financial Services                                     40,925
 83,750   Marsh & McLennan Cos., Inc.                                  2,039,312
  4,500   Old Republic International Corp.                                58,095
  2,600   Student Loan Corp.                                             257,140
 54,768   Travellers Cos., Inc.                                        2,620,649
 83,766   Unum Group                                                   1,843,690
 48,550   Waddell & Reed Financial, Inc.                               1,559,911
  7,646   Washington Federal, Inc.                                       174,635
 12,750   Washington Mutual, Inc.                                        131,325
                                                                    ------------
                                                                      14,289,071
                                                                    ------------
HEALTH CARE - 11.8%
  8,750   Amgen, Inc. (a)                                                365,575
145,713   BioScrip, Inc. (a)                                             985,020
 10,349   Coventry Health Care, Inc. (a)                                 417,582
  4,662   Covidien Ltd.                                                  206,294
 13,810   Express Scripts, Inc. (a)                                      888,259
 17,250   GlaxoSmithKline plc, ADR                                       731,917
 41,400   Health Management Associates, Inc., Class A                    219,006
 12,150   Johnson & Johnson                                              788,170
 17,070   LifePoint Hospitals, Inc. (a)                                  468,913
 11,250   Merck & Co., Inc.                                              426,937
 45,200   Pfizer, Inc.                                                   946,036
 29,100   Quest Diagnostics, Inc.                                      1,317,357
 33,800   UnitedHealth Group, Inc.                                     1,161,368
 28,271   WellPoint, Inc. (a)                                          1,247,599

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------
 13,650   Wyeth                                                          570,024
 27,850   Zimmer Holdings, Inc. (a)                                    2,168,401
                                                                    ------------
                                                                      12,908,458
                                                                    ------------
INDUSTRIALS - 5.1%
 21,550   AGCO Corp. (a)                                               1,290,414
 11,127   Blount International, Inc. (a)                                 137,641
  3,000   Boeing Co.                                                     223,110
 12,655   Burlington Nothern Santa Fe Corp.                            1,167,044
  2,200   Granite Construction, Inc.                                      71,962
 28,000   General Electric Co.                                         1,036,280
  4,850   Illinois Tool Works, Inc.                                      233,915
    900   Simpson Manufacturing Co., Inc.                                 24,462
  3,500   Textainer Group Holdings, Ltd.                                  52,780
  4,662   Tyco Electronics, Ltd.                                         160,000
  4,662   Tyco International, Ltd.                                       205,361
 14,450   United Parcel Service, Inc., Class B                         1,055,139
                                                                    ------------
                                                                       5,658,108
                                                                    ------------
INFORMATION TECHNOLOGY - 1.6%
 37,350   Dell, Inc. (a)                                                 744,012
 30,150   Microsoft Corp.                                                855,657
 64,700   MoneyGram International, Inc.                                  120,342
                                                                    ------------
                                                                       1,720,011
                                                                    ------------
MATERIALS - 3.8%
 21,200   Alcoa, Inc.                                                    764,472
 14,000   Companhia Vale do Rio Doce, ADR                                484,960
 47,350   Dow Chemical Co.                                             1,744,848
 23,950   E.I. Du Pont de Nemours & Co.                                1,119,902
    550   Plum Creek Timber Co., Inc., REIT                               22,385
                                                                    ------------
                                                                       4,136,567
                                                                    ------------
TELECOMMUNICATIONS - 5.2%
 20,750   AT&T, Inc.                                                     794,725
 36,275   Motorola, Inc.                                                 337,357
 49,150   SK Telecom Co., Ltd., ADR                                    1,062,131
 21,760   Telecom Corp. of New Zealand, Ltd., ADR                        323,571
 59,000   Telefonos de Mexico SAB de CV, ADR                           2,218,400
 34,900   Tele Norte Leste Participacoes SA, ADR                         926,246
                                                                    ------------
                                                                       5,662,430
                                                                    ------------
Total Common Stock (Cost $69,037,416)                                 76,762,802
                                                                    ------------
NON-CONVERTIBLE PREFERRED STOCK - 0.6%
UTILITIES - 0.6%                                              Rate
                                                              ----
    305   AEP Texas Central Co.                               4.00%       23,847
  1,500   Connecticut Light & Power, Series 1947              1.90        57,750
  1,000   Connecticut Light & Power, Series 1947              2.00        40,531
  1,500   Connecticut Light & Power, Series 1949              3.90        57,328
  1,600   FirstService Corp.                                  7.00        30,000
  1,300   Great Plains Energy, Inc.                           4.50       107,185
  4,000   Hawaiian Electric Co., Inc., Series C               4.25        61,250
    300   Indianapolis Power & Light Co.                      4.00        22,978
     78   MidAmerican Energy Co.                              3.30         5,343
     80   MidAmerican Energy Co.                              3.90         6,640
    200   NSTAR Electric Co.                                  4.25        15,150
  1,000   Pacific Enterprises                                 4.50        81,000

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------
    400   Peco Energy, Series A                               3.80        28,920
    945   Public Services Electric & Gas, Series A            4.08        73,119
    300   Westar Energy, Inc.                                 4.25        28,191
                                                                    ------------
Total Non-Convertible Preferred Stock (Cost $487,789)                    639,232
                                                                    ------------
EXCHANGE TRADED FUND - 0.3%
 10,000   iShares MSCI Germany Index Fund (Cost $94,200)                 315,100
                                                                    ------------

 Principal                                        Rate    Maturity
----------                                     ---------  --------
ASSET BACKED OBLIGATIONS - 0.00% (F)
$    6,128   Scotia Pacific Co., LLC,
                Series B (b) (e)
                (Cost $5,530)                       6.55  07/20/28         5,638
                                                                    ------------
CORPORATE BONDS - 2.1%
CONSUMER DISCRETIONARY - 0.2%
   550,000   WCI Communities, Inc.                  7.88  10/01/13       277,750
                                                                    ------------
CONSUMER STAPLES - 0.3%
   300,000   Alliance One International, Inc.      11.00  05/15/12       306,000
                                                                    ------------
ENERGY - 0.3%
   115,000   El Paso Corp.                          6.50  06/01/08       115,809
   190,000   El Paso Corp.                          6.70  02/15/27       163,268
                                                                    ------------
                                                                         279,077
                                                                    ------------
FINANCIALS - NM
   173,278   Finova Group, Inc. (b)                 7.50  11/15/09        26,425
                                                                    ------------
HEALTH CARE - 0.6%
   700,000    Tenet Healthcare Corp.                6.38  12/01/11       635,250
                                                                    ------------
INDUSTRIALS - 0.2%
    94,000   Waste Management, Inc.                 7.38  08/01/10        99,082
    71,000   Waste Management, Inc.                 7.65  03/15/11        80,236
                                                                    ------------
                                                                         179,318
                                                                    ------------
UTILITIES - 0.5%
   290,000   Texas Competitive Electric
                Holdings Co, LLC (d)               10.25  11/01/15       290,362
   275,000   Sierra Pacific Power Co.,
                Series A                            8.00  06/01/08       278,128
                                                                    ------------
                                                                         568,490
                                                                    ------------
Total Corporate Bonds (Cost $2,544,421)                                2,272,310
                                                                    ------------
FOREIGN MUNICIPAL BONDS - 1.3% (C)
 1,500,000   Ontario Hydro Generic Residual
                Strip (Canada) Series OC20          5.51  10/01/20       835,769
   356,000   Ontario Hydro Generic Residual
                Strip (Canada)                 5.47-5.65  11/27/20       196,622
   605,000   Ontario Hydro Generic Residual
                Strip (Canada)                      5.61  10/15/21       319,414
   235,000   Ontario Hydro Generic Residual
                Strip (Canada)                      5.75  08/18/22       118,805
                                                                    ------------
Total Foreign Municipal Bonds (Cost $932,365)                          1,470,610
                                                                    ------------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------
US TREASURY SECURITIES - 0.5%
    65,000   US Treasury Note                       3.75  05/15/08        65,208
   460,000   US Treasury Note                       3.88  07/15/10       483,935
                                                                    ------------
Total US Treasury Securities (Cost $523,187)                             549,143
                                                                    ------------

  SHARES
----------
MONEY MARKET FUND - 6.7%
 7,321,248   Citi(SM) Institutional Cash Reserves, Class O, 3.15%
                (Cost 7,321,248)                                       7,321,248
                                                                    ------------
Total Short-Term Investments (Cost $7,321,248)                         7,321,248
                                                                    ------------
Total Investments - 81.7%  (Cost $80,946,156)*                        89,336,083
Other Assets & Liabilities, Net - 18.3%                               20,003,176
                                                                    ------------
NET ASSETS - 100.0%                                                  109,339,259
                                                                    ============

----------
ADR  American Depositary Receipt.

plc  Public Limited Company

REIT Real Estate Investment Trust.

(a)  Non-income producing security.

(b) Security is currently in default on scheduled principal or interest payments.

(c)  Zero coupon bond. Interest rate presented is yield to maturity.

(d) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $290,362 or 0.3% of net assets.

(e) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $5,638 or 0.005% of net assets.

(f)  Less than 0.01.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                       $16,872,244
Gross Unrealized Depreciation                                        (8,482,317)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $ 8,389,927
                                                                    ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

SHARES                      SECURITY DESCRIPTION                       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 100.1%
AUTOMOTIVE - 3.1%
 370,000   Carmax, Inc. (a)                                           7,185,400
                                                                   ------------
BANKING - 1.7%
 225,000   East West Bancorp, Inc.                                    3,993,750
                                                                   ------------
BUSINESS SERVICES - 9.2%
 125,000   Ansys, Inc. (a)                                            4,315,000
  81,600   Autodesk, Inc. (a)                                         2,568,768
  76,000   Fiserv, Inc. (a)                                           3,654,840
 190,000   Heartland Payment Systems, Inc.                            4,371,900
 215,000   Iron Mountain, Inc. (a)                                    5,684,600
  30,000   Paychex, Inc.                                              1,027,800
                                                                   ------------
                                                                     21,622,908
                                                                   ------------
DISTRIBUTION - 5.2%
 205,000   Fastenal Co.                                               9,415,650
 180,000   Houston Wire & Cable Co.                                   2,883,600
                                                                   ------------
                                                                     12,299,250
                                                                   ------------
ENERGY SERVICES - 2.9%
  60,000   Schlumberger, Ltd.                                         5,220,000
  25,000   Smith International, Inc.                                  1,605,750
                                                                   ------------
                                                                      6,825,750
                                                                   ------------
ENERGY SOURCES - 8.8%
  39,000   Apache Corp.                                               4,711,980
  18,000   Core Laboratories NV (a)                                   2,147,400
 126,400   St. Mary Land & Exploration Co.                            4,866,400
 117,000   Ultra Petroleum Corp. (a)                                  9,067,500
                                                                   ------------
                                                                     20,793,280
                                                                   ------------
ENTERTAINMENT - 0.8%
  60,000   Clear Channel Communications, Inc.                         1,753,200
                                                                   ------------
FINANCIAL SERVICES - 3.4%
 162,000   T. Rowe Price Group, Inc.                                  8,100,000
                                                                   ------------
HEALTH CARE SERVICES - 5.8%
  68,000   Genentech, Inc. (a)                                        5,520,240
  63,000   Healthways, Inc. (a)                                       2,226,420
 180,000   PSS World Medical, Inc. (a)                                2,998,800
  67,500   Resmed, Inc. (a)                                           2,847,150
                                                                   ------------
                                                                     13,592,610
                                                                   ------------

HOUSEHOLD PRODUCTS/WARES - 1.3%
  45,000   Procter & Gamble Co.                                       3,153,150
                                                                   ------------
INDUSTRIAL SUPPLIES - 11.8%
 215,000   Actuant Corp., Class A                                     6,495,150
  70,000   Donaldson Co., Inc.                                        2,819,600
 203,000   General Electric Co.                                       7,513,030
  27,400   Graco, Inc.                                                  993,524
  26,000   K-Tron International, Inc. (a)                             3,122,860
 116,000   Roper Industries, Inc.                                     6,895,040
                                                                   ------------
                                                                     27,839,204
                                                                   ------------
INFRASTRUCTURE - 6.9%
 195,000   Chicago Bridge & Iron Co. NV                               7,651,800
 118,000   Jacobs Engineering Group, Inc. (a)                         8,683,620
                                                                   ------------
                                                                     16,335,420
                                                                   ------------
INSURANCE - 4.0%
  90,000   American International Group, Inc.                         3,892,500
 135,000   Brown & Brown, Inc.                                        2,346,300
   7,200   Markel Corp. (a)                                           3,167,784
                                                                   ------------
                                                                      9,406,584
                                                                   ------------
IT SERVICES - 1.7%
 165,000   SRA International, Inc., Class A (a)                       4,011,150
                                                                   ------------
LIFE SCIENCES - 2.5%
  80,000   Laboratory Corp. of America Holdings  (a)                  5,894,400
                                                                   ------------
LOGISTICS - 5.3%
 200,000   Expeditors International Washington, Inc.                  9,036,000
 165,000   UTi Worldwide, Inc.                                        3,313,200
                                                                   ------------
                                                                     12,349,200
                                                                   ------------
MEDICAL PRODUCTS - 5.0%
  47,000   Alcon, Inc.                                                6,685,750
  76,000   Stryker Corp.                                              4,943,800
                                                                   ------------
                                                                     11,629,550
                                                                   ------------
MERCHANDISING - 4.9%
  20,000   Tractor Supply Co. (a)                                       790,400
 173,000   Walgreen Co.                                               6,589,570
 125,000   Whole Foods Market, Inc.                                   4,121,250
                                                                   ------------
                                                                     11,501,220
                                                                   ------------
POSITIONING SOLUTIONS - 4.2%
  60,000   Garmin Ltd.                                                3,240,600
 230,000   Trimble Navigation, Ltd. (a)                               6,575,700
                                                                   ------------
                                                                      9,816,300
                                                                   ------------
SEMICONDUCTORS - 1.8%
 200,000   Intel Corp.                                                4,236,000
                                                                   ------------
VETERINARY CARE - 5.4%

 157,000   Idexx Laboratories, Inc. (a)                               7,733,820
 180,000   VCA Antech, Inc. (a)                                       4,923,000
                                                                   ------------
                                                                     12,656,820
                                                                   ------------
WIRELESS COMMUNICATIONS - 4.4%
 112,000   NII Holdings, Inc. (a)                                     3,559,360
 167,000   QUALCOMM, Inc.                                             6,847,000
                                                                   ------------
                                                                     10,406,360
                                                                   ------------
Total Common Stock (Cost $233,168,330)                              235,401,506
                                                                   ------------
TOTAL INVESTMENTS - 100.1%                                         $235,401,506
(COST $233,168,330)*
Other Assets and Liabilities, Net - (0.1)%                             (340,686)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $235,060,820
                                                                   ============

----------
(a)  Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $ 23,659,874
Gross Unrealized Depreciation                                       (21,426,698)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $  2,233,176
                                                                   ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CORE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 Shares                     Security Description                       Value
--------------------------------------------------------------------------------
COMMON STOCK - 97.8%
CONSUMER DISCRETIONARY - 6.6%
  58,430   McDonald's Corp.                                        $  3,258,641
  99,750   Newell Rubbermaid, Inc.                                    2,281,282
  55,520   Nike, Inc., Class B                                        3,775,360
                                                                   ------------
                                                                      9,315,283
                                                                   ------------
CONSUMER STAPLES - 6.0%
  43,670   Clorox Co.                                                 2,473,469
  54,920   Kellogg Co.                                                2,886,595
  44,395   Procter & Gamble Co.                                       3,110,758
                                                                   ------------
                                                                      8,470,822
                                                                   ------------
ENERGY - 10.7%
  33,230   Chevron Corp.                                              2,836,513
  39,765   ConocoPhillips                                             3,030,491
  37,270   Exxon Mobil Corp.                                          3,152,297
  44,915   Occidental Petroleum Corp.                                 3,286,431
  51,260   Tidewater, Inc.                                            2,824,939
                                                                   ------------
                                                                     15,130,671
                                                                   ------------
FINANCIALS - 16.1%
  47,790   ACE, Ltd.                                                  2,631,317
  44,320   American International Group, Inc.                         1,916,840
  73,420   AON Corp.                                                  2,951,484
  55,425   Bank of America Corp.                                      2,101,162
  65,635   Bank of New York Mellon Corp.                              2,738,949
  56,975   Chubb Corp.                                                2,819,123
  14,880   Goldman Sachs Group, Inc.                                  2,461,003
  55,165   JPMorgan Chase & Co.                                       2,369,337
  44,205   MetLife, Inc.                                              2,663,793
                                                                   ------------
                                                                     22,653,008
                                                                   ------------
HEALTH CARE - 13.5%
  61,890   Aetna, Inc.                                                2,604,950
  56,150   Baxter International, Inc.                                 3,246,593
  36,675   Becton Dickinson & Co.                                     3,148,549
 119,735   Bristol-Myers Squibb Co.                                   2,550,356
  57,990   Cigna Corp.                                                2,352,654
  43,080   Johnson & Johnson                                          2,794,600
  58,470   Merck & Co., Inc.                                          2,218,936
                                                                   ------------
                                                                     18,916,638
                                                                   ------------
INDUSTRIALS - 13.0%
  35,730   3M Co.                                                     2,828,029
  55,520   Cooper Industries, Ltd., Class A                           2,229,128
  35,275   Danaher Corp.                                              2,681,958
  34,600   Eaton Corp.                                                2,756,582
  29,300   Lockheed Martin Corp.                                      2,909,490

  34,295   Terex Corp. (a)                                            2,143,437
  39,160   United Technologies Corp.                                  2,694,991
                                                                   ------------
                                                                     18,243,615
                                                                   ------------
MATERIALS - 6.3%
  70,560   Celanese Corp., Class A                                    2,755,368
  48,615   Owens-Illinois, Inc.                                       2,743,345
  39,790   Praxair, Inc.                                              3,351,512
                                                                   ------------
                                                                      8,850,225
                                                                   ------------
TECHNOLOGY - 19.7%
  80,670   Agilent Technologies, Inc. (a)                             2,406,386
  77,345   Amdocs, Ltd. (a)                                           2,193,504
 142,200   Applied Materials, Inc.                                    2,774,322
  95,740   BMC Software, Inc. (a)                                     3,113,465
  69,175   Hewlett-Packard Co.                                        3,158,531
  29,350   IBM Corp.                                                  3,379,359
 121,300   Intel Corp.                                                2,569,134
  94,745   Microsoft Corp.                                            2,688,863
 153,050   Oracle Corp. (a)                                           2,993,658
 158,660   Xerox Corp.                                                2,375,140
                                                                   ------------
                                                                     27,652,362
                                                                   ------------
TELECOMMUNICATIONS - 3.8%
  74,410   AT&T, Inc.                                                 2,849,903
  67,210   Verizon Communications, Inc.                               2,449,804
                                                                   ------------
                                                                      5,299,707
                                                                   ------------
UTILITIES - 2.1%
  33,510   Constellation Energy Group, Inc.                           2,957,927
                                                                   ------------
Total Common Stock (Cost $135,315,990)                              137,490,258
                                                                   ------------
Total Investments - 97.8%  (Cost $135,315,990)*                    $137,490,258
Other Assets & Liabilities, Net - 2.2%                                3,074,941
                                                                   ------------
NET ASSETS - 100.0%                                                $140,565,199
                                                                   ============

----------
(a)  Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $  9,710,252
Gross Unrealized Depreciation                                        (7,535,984)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $  2,174,268
                                                                   ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CORE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

  Shares                    Security Description                       Value
--------------------------------------------------------------------------------
COMMON STOCK - 98.0%
CONSUMER DISCRETIONARY - 10.9%
  129,345   Aeropostale, Inc. (a)                                     3,506,543
  141,365   Men's Wearhouse, Inc.                                     3,289,564
  150,415   Skechers U.S.A., Inc. (a)                                 3,039,887
   93,120   The Warnaco Group, Inc. (a)                               3,672,653
  109,650   Tupperware Brands Corp.                                   4,241,262
  114,855   Wolverine World Wide, Inc.                                3,331,944
                                                                   ------------
                                                                     21,081,853
                                                                   ------------
COMMERICAL STAPLES - 3.4%
  112,440   Fresh Del Monte Produce, Inc. (a)                         4,092,816
   85,345   NBTY, Inc. (a)                                            2,556,083
                                                                   ------------
                                                                      6,648,899
                                                                   ------------
ENERGY - 8.4%
  156,480   Bois d'Arc Energy, Inc. (a)                               3,362,755
  161,175   Global Industries, Ltd. (a)                               2,593,306
   79,530   Oil States International, Inc. (a)                        3,563,739
  329,440   Parker Drilling Co. (a)                                   2,128,182
   87,495   Stone Energy Corp. (a)                                    4,576,863
                                                                   ------------
                                                                     16,224,845
                                                                   ------------
FINANCIALS - 13.0%
  187,921   Amerisafe, Inc. (a)                                       2,375,321
  203,570   CNA Surety Corp. (a)                                      3,130,907
  114,835   Harleysville Group, Inc.                                  4,144,395
   69,650   Investment Technology Group, Inc. (a)                     3,216,437
  175,480   Knight Capital Group, Inc. (a)                            2,849,795
   92,170   Philadelphia Consolidated Holding Co. (a)                 2,967,874
   61,930   ProAssurance Corp. (a)                                    3,333,692
  133,420   Selective Insurance Group                                 3,186,070
                                                                   ------------
                                                                     25,204,491
                                                                   ------------

HEALTH CARE  - 15.8%
   83,185   AMERIGROUP Corp. (a)                                      2,273,446
   53,580   Chemed Corp.                                              2,261,076
  116,755   Conmed Corp. (a)                                          2,993,598
  130,890   KV Pharmaceutical Co., Class A (a)                        3,267,014
  117,415   Meridian Bioscience, Inc.                                 3,925,184
   96,165   OSI Pharmaceuticals, Inc. (a)                             3,595,609
   46,775   Pediatrix Medical Group, Inc. (a)                         3,152,635
  136,795   Sciele Pharma, Inc. (a)                                   2,667,503
   57,755   Techne Corp. (a)                                          3,890,377
   44,310   Varian, Inc. (a)                                          2,566,435
                                                                   ------------
                                                                     30,592,877
                                                                   ------------
INDUSTRIALS - 20.1%
   68,417   Acuity Brands, Inc.                                       2,938,510
   95,192   Ametek, Inc.                                              4,179,881
   68,315   Belden, Inc.                                              2,412,886
  107,635   Columbus McKinnon Corp. (a)                               3,334,532
   77,845   Crane Co.                                                 3,141,046
   84,520   Gardner Denver, Inc. (a)                                  3,135,692
  191,595   GrafTech International, Ltd. (a)                          3,105,755
  161,042   Knoll, Inc.                                               1,858,425
   50,290   Lincoln Electric Holdings, Inc.                           3,243,202
   68,440   Ryder System, Inc.                                        4,168,680
   96,355   Wabtec Corp.                                              3,628,729
  142,450   Woodward Governor Co.                                     3,806,264
                                                                   ------------
                                                                     38,953,602
                                                                   ------------
MATERIALS - 4.2%
   69,255   OM Group, Inc. (a)                                        3,777,168
   61,345   Schnitzer Steel Industries, Inc.                          4,356,722
                                                                   ------------
                                                                      8,133,890
                                                                   ------------
TECHNOLOGY - 18.3%
  164,440   ADC Telecommunications, Inc. (a)                          1,986,435
  274,550   Amkor Technology, Inc. (a)                                2,937,685
  119,105   Checkpoint Systems, Inc. (a)                              3,197,969
   72,135   CommScope, Inc. (a)                                       2,512,462
  212,840   Emulex Corp. (a)                                          3,456,522
  265,235   MPS Group, Inc. (a)                                       3,135,078
  315,785   Netscout Systems, Inc. (a)                                2,936,801
  334,380   ON Semiconductor Corp. (a)                                1,899,278
  111,845   Plantronics, Inc.                                         2,159,727
  125,330   Plexus Corp. (a)                                          3,515,505
   76,310   Silicon Laboratories, Inc. (a)                            2,406,817
  183,860   SYKES Enterprises, Inc. (a)                               3,234,097
  142,775   Zoran Corp. (a)                                           1,950,307
                                                                   ------------
                                                                     35,328,683
                                                                   ------------

TELECOMMUNICATIONS - 3.9%
  284,773   Premiere Global Services, Inc. (a)                        4,083,645
  202,545   Syniverse Holdings, Inc. (a)                              3,374,400
                                                                   ------------
                                                                      7,458,045
                                                                   ------------
Total Common Stock (Cost $197,668,122)                              189,627,185
                                                                   ------------
SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUND - 1.9%
3,694,350   Fidelity Institutional Cash Money Market Fund, 3.19%      3,694,350
                                                                   ------------
Total Short-Term Invesments (Cost $3,694,350)                         3,694,350
                                                                   ------------
Total Investments - 99.9%  (Cost $201,362,472)*                    $193,321,535
Other Assets & Liabilities, Net - 0.1%                                  312,293
                                                                   ------------
NET ASSETS - 100.0%                                                $193,633,828
                                                                   ============

----------
(a)  Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $ 12,045,850
Gross Unrealized Depreciation                                       (20,086,787)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $ (8,040,937)
                                                                   ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS


By: /s/ Simon D. Collier
    ---------------------------------------------
    Simon D. Collier, Principal Executive Officer

Date: 05/29/08
      --------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Simon D. Collier
    ---------------------------------------------
    Simon D. Collier, Principal Executive Officer

Date: 05/29/08
      --------



By: /s/ Trudance L.C. Bakke
    ------------------------------------------------
    Trudance L.C. Bakke, Principal Financial Officer

Date: 05/29/08
      --------